Lease (Details) - Schedule of Lease Cost			12 Months Ended
		Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule Of Lease Cost Abstract
Operating lease costs	[1]		$ 460,800	$ 58,844	$ 151,923	$ 364,615
Amortization of finance lease asset			248,620	31,749	131,159	43,720
Interest on lease liability			14,316	1,828	19,191	7,442
Total finance lease costs			$ 262,936	$ 33,577	$ 150,350	$ 51,162

[1]	Excluding cost of short-term contracts. The Predecessor and Successor also have another lease agreement with one year term, for which the 2025 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the years ended September 30, 2021, 2022 and 2023 were HK$0, HK$268,800 and HK$460,800, respectively, which were charged to general and administrative expenses.